Note 23 - Share-based Compensation Plans (Details Textual)	12 Months Ended
	Mar. 31, 2018 CAD ($) shares	Mar. 31, 2017 CAD ($) shares	Mar. 31, 2018	Mar. 31, 2018 CAD ($)	Mar. 31, 2017	Mar. 31, 2016 shares
Statement Line Items [Line Items]
Maximum number of options available for grant | shares	11,300,000
Number of options available for grant remaining | shares	814,166
Number of share options outstanding in share-based payment arrangement at end of period			500,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period				$ 7.88
Number of share options granted in share-based payment arrangement	0
Restricted share grants [member]
Statement Line Items [Line Items]
Number of other equity instruments available for grant in a share-based payment arrangement			3,004,624		4,107,830	4,591,312
Number of other equity instruments outstanding in share-based payment arrangement at end of period			1,635,882		1,668,780
Number of common shares issued on vesting of one unit of other equity instrument | shares	1
Number of other equity instruments granted in share-based payment arrangement	1,716,743	676,270
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 6.94	$ 7.91
Restricted share grants [member] | Senior management [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement	420,000
Performance bonus grants [member]
Statement Line Items [Line Items]
Number of other equity instruments available for grant in a share-based payment arrangement	2,270,480	2,650,513	2,270,480		2,650,513	2,842,409
Number of other equity instruments outstanding in share-based payment arrangement at end of period			1,050,094		1,158,025
Number of other equity instruments granted in share-based payment arrangement	812,787	278,680
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 7.08	$ 7.96
Number of performance payments	3
Percentage payout of performance payments	33.00%
Deferred share grants [member]
Statement Line Items [Line Items]
Number of other equity instruments available for grant in a share-based payment arrangement	77,405	117,936	77,405		117,936	147,430
Number of other equity instruments outstanding in share-based payment arrangement at end of period			114,949		93,506
Vesting period, other equity instruments granted	3
Number of other equity instruments granted in share-based payment arrangement	40,531	29,494
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 6.32	$ 7.54
Annual deferred share grants compensation percentage	15.00%
Bottom of range [member]
Statement Line Items [Line Items]
Vesting period, share options granted	3
Option life, share options granted	5
Bottom of range [member] | Restricted share grants [member]
Statement Line Items [Line Items]
Vesting period, other equity instruments granted	1
Top of range [member]
Statement Line Items [Line Items]
Vesting period, share options granted	5
Option life, share options granted	10
Top of range [member] | Restricted share grants [member]
Statement Line Items [Line Items]
Vesting period, other equity instruments granted	5
Instrument life, other equity instruments granted	10
Top of range [member] | Performance bonus grants [member]
Statement Line Items [Line Items]
Instrument life, other equity instruments granted	3
Top of range [member] | Deferred share grants [member]
Statement Line Items [Line Items]
Instrument life, other equity instruments granted	10